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                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form
                              Please print or type
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1. Name and address of issuer:
              JOHN HANCOCK VARIABLE LIFE ACCOUNT S
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securitie of the issuer, check the box but do not list series or classes): [X]
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3. Investment Company Act File Number:   811-7782


   Securities Act File Number: 33-64366;  33-79108;  333-425;  333-15075
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4 (a). Last day of fiscal year for which this notice is filed:

       DECEMBER 31, 2000
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4 (b).  [  ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
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4 (c).  [  ]   Check box if this is the last time the issuer will be filing this form.
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

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5. Calculation of registration fee:
              (i) Aggregate sale price of securities sold during the fiscal
                  year pursuant to section 24 (f):                                                            $ 1,078,072,332
                                                                                                         ---------------------

              (ii) Aggregate price of shares redeemed or repurchased during
                   the fiscal year :                                                       $ 617,612,041
                                                                                        -----------------

              (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
                    1995 that were not previously used to reduce registration
                    fees payable to the Commission:
                                                                                        -----------------

              (iv) Total available redemption credits [add items 5(ii) and 5 (iii):                             $ 617,612,041
                                                                                                         ---------------------

              (v)  Net sales- if item 5(I) is greater than Item 5(iv)
                   [subtract Item 5 (iv) from item 5(I)]:                                                       $ 460,460,291
                                                                                                         ---------------------

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              (vi)  Redemption credits available for use in future years
                                                                                        -----------------
                   - if item 5(I) is less than Item 5(iv) {subtract item 5 (iv) from item 5(I)]:
              -------------------------------------------------------------------------------------------

              (vii) Multiplier for determining registration fee
                   (See Instruction C.9)                                                                       0.00025
                                                                                                         ---------------------

              (viii) Registration fee due [multiply item 5(v) by item
                     5(vii)] (enter "0" if no fee is due):                                             =         $ 115,115.07
                                                                                                         ---------------------

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6.  Prepaid Shares
     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:__________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.
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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):
                                                                                                       +
                                                                                                         ---------------------

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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                       =         $ 115,115.07
                                                                                                         ---------------------

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9.   Due the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 22, 2001

      SEC Account No. designated to receive payment: 0000906790

              Method of Delivery:
                                                ----
                                                 X  Wire Transfer
                                                ----
                                                ----
                                                    Mail or other means
                                                ----
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                                               SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.
                                                /S/ RAYMOND F. SKIBA
                                                ----------------------------------------
By (Signature and Title):                       Raymond F. Skiba
                                                ------------------------------------------------------------------------------
                                                Treasurer
Date          March 30, 2001
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

          [John Hancock Variable Life Insurance Company Letterhead]

                                    April 2, 2001

VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    Form 24F-2 Annual Notice for
       John Hancock Variable Life Account S
       Registration Nos. 811-7782; 333-15075; 33-64366
                         333-425; 33-79108
       Filing Fees Account No. 0000906790

Commissioners:

         On behalf of John Hancock Variable Life Account S (the "Registrant"), I am filing herewith via EDGAR the Registrant's Form 24F-2 Annual Notice, pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended, relating to the above captioned Registration Numbers.

         A payment in the amount of $115,115.07 to cover the registration fee for securities of the Registrant sold during the fiscal year 2000 was transmitted to the Securities and Exchange Commission on March 22, 2001.

         Please communicate with the undersigned at (617) 572-8050 if you have any questions regarding this filing.

                                   Very truly yours,

                                   /s/ RONALD J. BOCAGE
                                   --------------------
                                   Ronald J. Bocage
                                   Vice President and Counsel
                                   John Hancock Variable Life
                                   Insurance Company